Derivatives And Fair Value Measurements (Amount Of Gain Or (Loss) Recognized In Income On Derivative) (Details) (Swaps Contracts [Member], Net Cost Of Gas Sold [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Swaps Contracts [Member] | Net Cost Of Gas Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) recognized in income on derivative	$ (18,201)		$ (27,690)		$ (4,391)
Amount of gain or (loss) recognized in income on derivative	18,201	[1]	27,690	[1]	4,391	[1]
Amount of gain or (loss) recognized in income on derivative, total

[1]	Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.